Statement of Additional Information Supplement dated December 8, 2015

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5 and R6 shares, as applicable, of the Funds listed below:

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco International Small Company Fund

Invesco Small Cap Equity Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts - Investments” in Appendix H of the Statement of Additional Information.

Investments

The following information is as of December 31, 2014 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco European Small Company Fund
Borge Endresen	$500,001 - $1,000,000	None	Over $1,000,000
Jason Holzer	Over $1,000,000	None	Over $1,000,000
Invesco Global Core Equity Fund
Erik Esselink	None	N/A	$100,001 - $500,000
Brian Nelson	$10,001 - $50,000	N/A	Over $1,000,000
Invesco International Small Company Fund
Steve Cao	Over $1,000,000	N/A	Over $1,000,000
Borge Endresen	$100,001 - $500,000	N/A	Over $1,000,000
Jason Holzer	Over $1,000,000	N/A	Over $1,000,000
Invesco Small Cap Equity Fund
Juliet Ellis	Over $1,000,000	N/A	Over $1,000,000
Juan Hartsfield	$100,001 - $500,000	N/A	Over $1,000,000

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
3	This column reflects any investments made in any Invesco Fund or Invesco pooled investment vehicle.